Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

Pickens Morningstar® Renewable Energy Response™ ETF
(the “Fund”)

August 15, 2019

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2019

Effective immediately, the Fund’s website has changed to www.renewableenergyetf.com. All references in the Prospectus and SAI to the prior website are revised to reflect the new website.

Please retain this Supplement with your Prospectus and SAI for future reference.